Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2015
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	June 30, 2015	June 30, 2014
A	44%	36%
B	37%	63%
C	19%	1%
	100%	100%